SHARE OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Tables)	12 Months Ended
Dec. 31, 2023
SHARE OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS
Summary of options and warrants over ordinary shares have been granted by the company and are outstanding

The following table summarizes share-based compensation expense for the years ended December 31, 2023 and 2022:

	2023	2022
Stock options and warrants	3,332	6,096
Restricted stock units	287	—
Performance stock units	273	—
	3,892	6,096

	Number of	Weighted
	options and	average exercise
	warrants ‘000	price £
At 1 January 2023	18,698	0.78
Granted	659	0.13
Exercised	—	—
Lapsed	(8,329)	0.67
Outstanding at 31 December 2023	11,028	0.83
Exercisable at 31 December 2023	7,904	0.89

	Number of	Weighted
	options and	average exercise
	warrants ‘000	price £
At 1 January 2022	17,689	0.81
Granted	5,220	0.50
Exercised	(1,593)	0.07
Lapsed	(2,618)	0.89
Outstanding at 31 December 2022	18,698	0.78
Exercisable at 31 December 2022	11,345	0.61

Summary of fair value of options and warrants determined using the black-scholes option pricing model

	2023	2022
Grant date share price £	0.14	0.94 - 1.57
Exercise price £	0.13	0.94 - 1.57
Volatility	187%	91 – 169%
Life	10 years	5 – 10 years
Risk free rate	3.4%	1.6 - 3.6%
Dividend yield	0%	0%

Restricted Stock Units
SHARE OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS
Schedule of outstanding awards

	2023
			Weighted Average
	Number of	Weighted Average	Remaining Vesting
	Awards	Grant Date Price £	Period (months)
Outstanding at beginning of period	—	—	—
Granted during the period	12,041,192	0.13	—
Vested during the period	(3,617,136)	0.13	—
Forfeited during the period	(1,424,239)	0.13	—
Outstanding at the end of period	6,999,817	0.12	28

Performance Stock Units
SHARE OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS
Schedule of outstanding awards

2023
Weighted Average
	Number of	Weighted Average	Remaining Vesting
	Awards	Grant Date Price $	Period (months)
Outstanding at beginning of the period	—	—	—
Granted during the period	2,850,000	1.15	—
Vested during the period	—	—	—
Forfeited during the period	—	—	—
Outstanding at the end of the period	2,850,000	1.15	35